Portfolio manager's
summary and comparison


Managed by

[LOGO OF VANTAGE INVESTMENT ADVISORS]

The Fund had a return of - 5.7% for the first six months of 2001 while its benchmark, the S&P 500 Index *, returned - 6.7%.

U.S. equity markets remained volatile during the first half of 2001. In our opinion, four sources of uncertainty lay behind this - prospects of a slowing U.S. economy, corporate earnings concerns, continued high energy costs and the weak Euro. On the positive side, the Federal Reserve has cut interest rates significantly since January and the U.S. Congress has passed tax cuts that begin to take effect in July. The hope is that this combination of fiscal and monetary easing will help stimulate increased economic activity in the U.S. in the second half of the year and throughout 2002. Energy costs, too, have started to recede from their previously high levels.

The Fund outperformed its benchmark, the S&P 500 index, by 1.0% for the first half of the year, mainly due to good stock selection. Stocks making a notable positive contribution to the Fund's performance relative to the benchmark included Intuit, Pentair Industries and Best Buy Inc(1). Relative performance was also helped by moderately overweighting the Fund's exposure to the communications and media sectors. Stocks detracting from performance relative to the Fund's benchmark included Ariba Inc., Genentech Inc. and Bristol Myers Squibb. Relative performance was also hurt by underweighting the technology and consumer discretionary sectors.

Looking forward, we expect the current uncertainty and market volatility to continue until investors are convinced that both fiscal and monetary easing really is having a beneficial effect on the economy and the outlook for corporate earnings improves. However, we do believe that the worst of the fall in equity values may be behind us and that prospects for the fourth quarter of 2001 and 2002 as a whole are more bullish.

J. Paul Dokas


* Russell 1000 Index - Measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. An investor cannot invest directly in the above index/indexes which is/are unmanaged.

(1)  Sold prior to quarter-end.

Statement of Net Assets

June 30, 2001 (Unaudited)
Investments:
                                               Number              Market
Common Stock  -  99.9%                         of Shares           Value
--------------------------------------------------------------------------------
Aerospace & Defense  -  2.0%
--------------------------------------------------------------------------------
 Boeing                                          10,900            $   606,040
 Goodrich (B.F.)                                  4,600                174,708
 Honeywell International                         23,100                808,269
 Textron                                          6,200                341,248
 United Technologies                              3,700                271,062
--------------------------------------------------------------------------------
                                                                     2,201,327
Automobiles & Automotive Parts  -  1.5%
--------------------------------------------------------------------------------
+AutoNation                                      23,600                273,760
 Delphi Automotive Systems                       11,200                178,416
 Ford Motor                                       4,554                111,801
 General Motors                                  12,100                778,635
 Genuine Parts                                   10,500                330,750
--------------------------------------------------------------------------------
                                                                     1,673,362
Banking & Finance  -  14.2%
--------------------------------------------------------------------------------
 American Express                                 8,300                322,040
 Associated Banc-Corp                             8,300                298,717
 Bank of America                                 20,600              1,236,618
 Bank One                                        17,795                637,061
 Capital One Financial                            4,600                276,000
 Citigroup                                       41,997              2,219,120
 Comerica                                         4,100                236,160
 Compass Bancshares                               5,800                153,700
 Coutrywide Credit                                7,400                339,512
 Fannie Mae                                      14,100              1,200,615
 Fleet Boston Financial                          18,239                719,529
 Freddie Mac                                      9,400                658,000
 GreenPoint Financial                            10,000                384,000
 Household International                          8,900                593,630
 JP Morgan Chase                                 17,740                791,204
 KeyCorp                                         10,500                273,525
 Lehman Brothers Holdings                         5,600                435,400
 MBNA                                             6,900                227,355
 Mellon Financial                                 9,800                450,800
 Merrill Lynch                                    3,900                231,075
 Morgan Stanley Dean Witter                      17,400              1,117,602
 Popular                                          6,900                227,286
 Stilwell Financial                               9,400                315,464
 Suntrust Banks                                   3,800                246,164
 TCF Financial                                    7,500                347,325
 U.S. Bancorp                                    32,763                746,669
 UnionBanCal                                      4,400                148,280
 Washington Mutual                                8,350                313,543
 Wells Fargo                                     10,500                487,515
--------------------------------------------------------------------------------
                                                                    15,633,909
Buildings & Materials  -  0.8%
--------------------------------------------------------------------------------
 GBP Home                                        11,500                346,955
 Lafarge                                          7,800                261,378
 Martin Marietta Materials                        4,900                242,501
--------------------------------------------------------------------------------
                                                                       850,834
Business Services  -  1.1%
--------------------------------------------------------------------------------
+Cendant                                         16,000                312,000
+Ceridian                                        26,000                498,420
 Deluxe                                          13,200                381,480
--------------------------------------------------------------------------------
                                                                     1,191,900
Cable, Media & Publishing  -  2.3%
--------------------------------------------------------------------------------
+Adelphia Communications Class A                  6,800                278,800
+Cablevision System                              14,200                366,360
+Cablevision Systems Class A                      3,000                175,500
+Clear Channel Communications                     6,930                434,511
+Metro-Goldwyn-Mayer                             21,800                493,770
+Viacom Class B                                  14,200                734,850
--------------------------------------------------------------------------------
                                                                     2,483,791
Chemicals  -  1.6%
--------------------------------------------------------------------------------
 Dow Chemical                                    10,600                352,450
 Du Pont (E.I.) De Nemours                       11,600                559,584

                                               Number              Market
Chemical (Cont.)                               of Shares           Value
--------------------------------------------------------------------------------
 Pharmacia                                        9,000            $   413,550
 PPG Industries                                   3,600                189,252
 Praxair                                          4,300                202,100
--------------------------------------------------------------------------------
                                                                     1,716,936
Computers & Technology  -  14.5%
--------------------------------------------------------------------------------
 Adobe Systems                                    5,500                258,500
+AOL Time Warner                                 31,650              1,677,450
+Ariba                                           11,600                 63,800
+Brocade Communications Systems                   9,700                426,703
+Cadence Design Systems                          16,600                309,258
+Cisco Systems                                   51,100                930,020
 Compaq Computer                                 33,700                522,013
+Dell Computer                                   27,400                711,030
+DST Systems                                      7,200                379,440
+EMC                                             18,300                531,615
+Fiserv                                           3,400                217,532
 General Motors Class H                          20,100                407,025
 Hewlett-Packard                                 10,900                311,740
 International Business Machines                 14,700              1,661,100
+Intuit                                          10,600                423,894
 Micron Technology                                9,400                386,340
+Microsoft                                       39,200              2,845,920
+Oracle                                          66,900              1,271,100
+Palm                                            67,009                406,745
+Parametric Technology                           11,700                163,683
+Peregrine Systems                               19,400                562,600
+Sun Microsystems                                49,700                781,284
+Sybase                                          11,500                189,175
+Verisign                                         1,612                 96,736
+Veritas Software                                 5,297                352,409
+Yahoo                                            2,000                 39,980
--------------------------------------------------------------------------------
                                                                    15,927,092
Consumer Products  -  2.2%
--------------------------------------------------------------------------------
 Avon Products                                    5,400                249,912
 Corning                                          8,900                148,719
+Gemstar-TV Guide International                  10,100                444,400
 Gillette                                        11,600                336,284
 Maytag                                           8,200                239,932
 Procter & Gamble                                11,300                720,940
 Tupperware                                      12,200                285,846
--------------------------------------------------------------------------------
                                                                     2,426,033
Electronics & Electrical Equipment  -  9.2%
--------------------------------------------------------------------------------
+Advanced Micro Devices                           9,000                259,920
+Altera                                           6,800                197,200
+Analog Devices                                   8,700                376,275
+Broadcom Class A                                 1,100                 47,036
 Emerson Electric                                 6,800                411,400
 General Electric                                82,600              4,026,750
 Intel                                           74,300              2,173,275
+JDS Uniphase                                    11,440                145,860
+KLA Instruments                                  4,400                257,268
+PMC - Sierra                                     2,800                 86,996
 Rockwell International                           9,900                377,388
+Solectron                                       17,700                323,910
 Symbol Technologies                              9,100                202,020
 Texas Instruments                               26,440                832,860
+TriQuint Semiconductor                          20,200                454,500
--------------------------------------------------------------------------------
                                                                    10,172,658
Energy  -  6.8%
--------------------------------------------------------------------------------
 Anadarko Petroleum                               2,400                129,672
 Apache                                           5,500                279,125
 Diamond Offshore Drilling                        8,400                277,620
 Dynegy                                           6,800                316,200
 El Paso                                          9,742                511,845
 Enron                                            2,900                142,100
 EOG Resources                                    6,400                227,520
 Exxon Mobil                                     30,100              2,629,235
 Halliburton                                     12,100                430,760
+Noble Drilling                                   6,200                203,050
 Ocean Energy                                    21,400                373,430
 Phillips Petroleum                               4,500                256,500
 Texaco                                           9,500                632,700
 Tidewater                                        5,600                211,120
 Unocal                                           5,500                187,825

                                               Number              Market
Energy (Cont.)                                 of Shares           Value
--------------------------------------------------------------------------------
 Valero Energy                                    7,400            $   272,172
 Williams                                        13,600                448,120
--------------------------------------------------------------------------------
                                                                     7,528,994
Environmental Services  -  0.5%
--------------------------------------------------------------------------------
 Ecolab                                           6,700                274,499
 Republic Services Class A                       14,900                295,765
--------------------------------------------------------------------------------
                                                                       570,264
Food, Beverage & Tobacco  -  4.4%
--------------------------------------------------------------------------------
 Archer-DanielsMidland                           48,300                627,900
 Coca Cola                                       22,900              1,030,500
 ConAgra                                         17,300                342,713
+Kraft Foods Class A                             21,100                654,100
 PepsiCo                                          7,200                318,240
 Philip Morris                                   28,200              1,431,150
 Sara Lee                                        11,500                217,810
+Suiza Foods                                      4,400                233,640
--------------------------------------------------------------------------------
                                                                     4,856,053
Healthcare & Pharmaceuticals  -  12.7%
--------------------------------------------------------------------------------
 Abbott Laboratories                             13,700                657,737
 American Home Products                           5,800                338,952
+Amgen                                           10,200                618,936
 Becton Dickinson                                10,800                386,532
+Boston Scientific                               20,800                353,600
 Bristol-Myers Squibb                            27,300              1,427,790
 Cardinal Health                                  4,950                341,550
+Genentech                                        9,900                545,490
 HCA - The Healthcare Company                    12,300                555,837
+Health Management Associates Class A            11,900                250,376
+Healthsouth                                     26,400                421,608
 Johnson & Johnson                               15,500                775,000
 Eli Lilly                                        7,500                555,000
 Medtronic                                        6,262                288,115
 Merck                                           31,000              1,981,210
+Oxford Health Plans                              8,200                234,520
 Pacificare Health Systems                       21,900                356,970
 Pfizer                                          59,525              2,383,976
 Schering-Plough                                 29,000              1,050,960
+Sepracor                                         2,500                 99,500
+Wellpoint Health Networks                        3,200                301,568
--------------------------------------------------------------------------------
                                                                    13,925,227
Industrial Machinery  -  1.4%
--------------------------------------------------------------------------------
+Applied Materials                               13,800                677,580
 Ingersoll-Rand                                   7,850                323,420
 Pentair                                         14,400                486,720
--------------------------------------------------------------------------------
                                                                     1,487,720
Insurance  -  4.0%
--------------------------------------------------------------------------------
 Allstate                                         8,600                378,314
 American International                          13,800              1,186,800
 Chubb                                            2,300                178,089
 Cigna                                            2,500                239,550
 Jefferson-Pilot                                  9,750                471,120
 John Hancock Financial Services                  8,400                338,184
 Metropolitan Life Insurance                     11,000                340,780
 Nationwide Financial Services Class A            8,500                371,025
 Old Republic International                      11,000                319,000
 PMI Group                                        4,400                315,304
 UnumProvident                                    6,900                221,628
--------------------------------------------------------------------------------
                                                                     4,359,794
Leisure, Lodging & Entertainment  -  1.9%
--------------------------------------------------------------------------------
 Brinker International                            5,000                129,250
 Callaway Golf                                   18,300                289,140
 Carnival Cruise Lines                            7,500                230,250
 Royal Caribbean Cruises                          8,200                181,302
 Starwood Hotels & Resorts Worldwide              6,400                238,592
+Tricon Global Restaurants                        7,200                316,080
 Walt Disney                                     24,100                696,249
--------------------------------------------------------------------------------
                                                                     2,080,863
Miscellaneous  -  1.1%
--------------------------------------------------------------------------------
 Applera - PE Biosystems                          2,600                 69,550
 Fluor                                            8,600                388,290

                                               Number               Market
Miscellaneous (Cont.)                          of Shares            Value
--------------------------------------------------------------------------------
 Manpower                                         7,100             $  212,290
 Raytheon                                         5,300                140,715
 ServiceMaster                                   29,000                348,000
--------------------------------------------------------------------------------
                                                                     1,158,845
Multifamily Reits  -  0.1%
--------------------------------------------------------------------------------
 Equity Residential Properties                    2,500                141,375
--------------------------------------------------------------------------------
                                                                       141,375
Office / Industrial REITs  -  0.5%
--------------------------------------------------------------------------------
 Equity Office Properties Trust                  13,400                423,842
 ProLogis                                         7,900                179,488
--------------------------------------------------------------------------------
                                                                       603,330
Paper & Forest Products  -  0.5%
--------------------------------------------------------------------------------
 Georgia-Pacific                                  7,200                243,720
 Temple-Inland                                    2,500                133,225
 Weyerhaeuser                                     4,100                225,377
--------------------------------------------------------------------------------
                                                                       602,322
Retail  -  4.8%
--------------------------------------------------------------------------------
 Circuit City Stores                             27,200                489,600
 CVS                                             11,200                432,320
+Federated Department Stores                      3,800                161,500
 Home Depot                                      15,600                726,180
 Limited                                         34,300                566,636
 Lowe's                                           2,900                210,395
 May Department Stores                            8,200                280,932
 Nordstrom                                       15,200                281,960
+Safeway                                         15,600                748,800
 Sears Roebuck                                    6,000                253,860
 Wal-Mart Stores                                 19,300                941,840
+Williams & Sonoma                                4,900                190,218
--------------------------------------------------------------------------------
                                                                     5,284,241
Telecommunications  -  7.5%
--------------------------------------------------------------------------------
 A T & T                                         63,100              1,388,200
 BellSouth                                       17,400                700,698
 Comcast Special Class A                         11,100                481,740
+Crown Castle                                    22,400                367,360
+Network Appliance                                6,900                 94,530
 Nextel Communications                           27,800                486,500
+Qualcomm                                        10,800                631,584
 SBC Communications                              26,563              1,064,114
 Sprint                                          14,800                316,128
+Sprint PCS                                      16,100                388,815
+Tellabs                                          7,300                140,744
 Verizon Communications                          30,036              1,606,926
+Worldcom                                        40,600                576,520
 Worldcom  MCI                                    1,624                 26,146
--------------------------------------------------------------------------------
                                                                     8,270,005
Textiles, Apparel & Furniture  -  1.1%
--------------------------------------------------------------------------------
 Hillenbrand Industries                           4,100                234,151
 Miller (Herman)                                  6,700                162,140
+Newell Rubbermaid                               13,800                346,380
 Nike                                            12,000                503,880
--------------------------------------------------------------------------------
                                                                     1,246,551
Transportation & Shipping  -  1.1%
--------------------------------------------------------------------------------
 Brunswick                                       12,400                297,972
 Delta Air Lines                                  6,200                273,296
+FedEx                                           11,300                454,260
 Union Pacific                                    4,200                230,622
--------------------------------------------------------------------------------
                                                                     1,256,150
Utilities  -  2.1%
--------------------------------------------------------------------------------
 AES                                              4,200                180,810
 American Electric Power                          4,700                216,999
 Dominion Resources                               3,300                198,429
 FPL                                              7,800                469,638
+NRG Energy                                      20,700                457,056
+Public Service Enterprise                        5,800                283,620
 Reliant Energy                                   7,500                241,575
 TXU                                              4,600                221,674
--------------------------------------------------------------------------------
                                                                     2,269,801

                                                                 Market
Total Common Stock: 99.9%                                        Value
--------------------------------------------------------------------------------
(Cost $98,699,193)                                               $ 109,919,377

Total Investments: 99.9%
--------------------------------------------------------------------------------
(Cost $98,699,193)                                                 109,919,377

Other Assets Over Liabilities: 0.1%                                    122,121
--------------------------------------------------------------------------------

Net Assets: 100.0%                                                $110,041,498
--------------------------------------------------------------------------------

Net Assets are represented by:
 Value of accumulation units:
   5,537,698 units at $18.285 unit value                          $101,256,815

 Annuity reserves:
   121,872 units at $18.285 unit value                               2,228,430
   273,736 units at $23.951 unit value                               6,556,253
  --------
   395,608 total units
  ========
--------------------------------------------------------------------------------
                                                                  $110,041,498
--------------------------------------------------------------------------------

+ Non-income producing security.

See accompanying notes to financial statements.

Statement of Operations

For the Period Ended June 30, 2001 (Unaudited)

Investment Income:
   Dividends                                                         $  712,451
                                                                    -----------
                                                                        712,451
   Expenses:
     Investment management services                    $  181,221
     Mortality and expense guarantees                     534,121       715,342
                                                       ------------------------
   Net Investment Loss                                                   (2,891)

   Net Realized and Unrealized Loss on Investments
     Net realized loss on investments                    (646,232)
     Decrease in net unrealized
     appreciation/depreciation of investments          (6,104,632)
                                                       ----------
     Net Realized and Unrealized Loss on Investments                 (6,750,864)
                                                                    -----------

   Net Decrease in Net Assets Resulting from Operations             $(6,753,755)
                                                                    -----------


Statements of Changes in Net Assets

                                             Six Months
                                             Ended
                                             6/30/2001          Year Ended
                                             (Unaudited)        12/31/2000
                                             ----------------------------------
Changes from operations:
   Net investment loss                       $     (2,891)      $     (65,551)
   Net realized gain (loss) on investments       (646,232)         30,752,835
   Decrease in net unrealized appreciation/
      depreciation of investments              (6,104,632)        (46,469,653)
                                             ----------------------------------

   Net decrease in net assets
     resulting from operations                 (6,753,755)        (15,782,369)

   Net decrease from equity transactions       (5,330,187)        (13,495,874)
                                             ----------------------------------

   Total decrease in net assets               (12,083,942)        (29,278,243)

   Net assets at beginning of period          122,125,440         151,403,683
                                             ----------------------------------

   Net assets at end of period               $110,041,498        $122,125,440
                                             ==================================

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2001 (Unaudited)

1. Significant accounting policies
The Fund: The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Company's Board of Managers.

Federal Income Taxes: Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income: Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5%, or 6%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5%, or 6%.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the period ended June 30, 2001 amounted to $47,161,786 and $52,016,333, respectively.

3. Expenses and sales charges
Amounts are paid to The Lincoln National Life Insurance Company for investment management services at the rate of 0.000885% of the current value of the Fund per day (0.323% on an annual basis) and for mortality and expense guarantees at the rate of 0.002745% of the current value of the Fund per day (1.002% on an annual basis). In addition, The Lincoln National Life Insurance Company retained $2,508 from the proceeds of the sale of annuity contracts during the period for sales and administrative charges. Accordingly, the Lincoln National Life Insurance Company is responsible for all sales, general, and administrative expenses applicable to the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2001, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4. Net assets
Net assets at June 30, 2001 consisted of the following:

   Equity transactions                               ($201,895,910)
   Accumulated net investment income                    74,087,019
   Accumulated net realized gain on investments        226,630,205
   Net unrealized appreciation of investments           11,220,184
                                                      ------------
                                                      $110,041,498
                                                      ============

5. Summary of changes in equity transactions

                                           Period Ended               Year Ended
                                           June 30, 2001           December 31, 2000
                                     ----------------------------------------------------
                                       Units         Amount       Units        Amount
                                       -----         ------       -----        ------
Accumulation Units:
   Balance at beginning of period    5,786,791  $(184,627,698)  6,365,652  $(172,779,126)
   Contract purchases                   10,841        199,356      58,685      1,213,416
   Terminated contracts               (259,934)    (4,872,538)   (637,546)   (13,061,988)
                                    ----------- --------------  ---------- --------------

   Balance at end of period          5,537,698  $(189,300,880)  5,786,791  $(184,627,698)
                                    =========== ==============  ========== ==============

   Annuity Reserves:
   Balance at beginning of period      425,574  $(11,938,025)     471,783   ($10,290,723)
   Annuity payments                    (29,966)     (657,004)     (46,209)    (1,647,302)
   Receipt of guarantee
    mortality adjustments                    -             -            -              -
                                    ----------- --------------  ---------- --------------

   Balance at end of period            395,608  $(12,595,029)     425,574   $(11,938,025)
                                    =========== ==============  ========== ==============


6. Supplemental information  -  selected per unit data and ratios
The following is selected financial data for an accumulation unit outstanding throughout each period:

                               Period
                               Ended
                               June 30,  Year ended December 31,
                               ----------------------------------------------------------
                               2001      2000      1999      1998      1997      1996
                               ----------------------------------------------------------
Investment income              $ 0.118   $ 0.265   $ 0.283   $ 0.301   $ 0.286   $ 0.267
Expenses                         0.118     0.275     0.256     0.217     0.178     0.139
                               -------   -------   -------   -------   -------   --------

Net investment income (loss)     0.000    (0.010)    0.027     0.084     0.108     0.128

Net realized and unrealized
  gain (loss) on investments    (1.096)   (2.454)    3.106     3.028     3.755     1.735
                               -------   -------   -------   -------   -------   --------


Increase (decrease) in
  accumulation unit value       (1.096)   (2.464)    3.133     3.112     3.863     1.863
Accumulation unit value
  at beginning of period        19.381    21.845    18.712    15.600    11.737     9.874
                               -------   -------   -------   -------   -------   --------

Accumulation unit value
  at end of period             $18.285   $19.381   $21.845   $18.712   $15.600   $11.737
                               =======   =======   =======   =======   =======   ========

Ratio of expenses to average
  net assets +                    1.27%     1.28%     1.28%     1.28%     1.27%     1.28%
Ratio of net investment income
  (loss) to average net assets + $(0.01%)  (0.05%)    0.14 %    0.49%     0.77%     1.17%
Portfolio turnover rate           41.52%   66.67%    21.46%    31.10%    32.56%    49.94%
Number of accumulation units
 outstanding at end of period
 (expressed in thousands)
 Accumulation units:              5,538    5,787     6,366     7,176     7,723     8,462
 Reserve units:                     396      426       472       530       600       700


+ Annualized